Commitments and Contingencies	9 Months Ended
Sep. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 7. Commitments and Contingencies
Contingencies
The Company may be subject to various legal proceedings, claims, and governmental inspections or investigations arising during the ordinary course of business. The outcome of these matters and claims is subject to significant uncertainty, and the Company often cannot predict what the eventual outcome of pending matters will be or the timing of the ultimate resolution of these matters. Fees, expenses, fines, penalties, judgments, or settlement costs which might be incurred by the Company in connection with the various proceedings could adversely affect its results of operations and financial condition. When a loss for a legal claim is determined to be probable and the amount of the loss can be reasonably estimated, the Company establishes an accrued liability. Once established, accruals are adjusted from time to time, as appropriate, in light of additional information. The amount of any loss ultimately incurred in relation to matters for which an accrual has been established may be higher or lower than the amounts accrued for such matters. Legal fees associated with litigation and similar proceedings are expensed as incurred. In the event there is at least a reasonable possibility that a loss may be incurred but the Company is unable to estimate the specific or range of amounts of such loss, the Company would disclose such contingencies. The Company recognizes gain contingencies when the gain becomes realized or realizable.
During 2025, the Predecessor determined its intent to settle existing litigation matters for a settlement amount of $0.9 million, of which $0.5 million was recovered from insurance, which was recorded as part of employee compensation and benefits for the nine months ended September 30, 2024. Further, during the period from July 1, 2025 to September 11, 2025, the Predecessor repurchased outstanding preferred stock held by the employee.